UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2006
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.
           -------------------------------------
Address:   300 Crescent Court, Suite 250
           -------------------------------------
           Dallas, TX 75201
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28-11243
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
           -------------------------------------
Title:     Managing Partner
           -------------------------------------
Phone:     214-303-3900
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ Bernay Box                Dallas, TX           02/14/07
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                      --------------

Form 13F Information Table Entry           61
Total:
                                      --------------

Form 13F Information Table value     $   274,754
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


No.            Form 13F File Number               Name
---            --------------------               ----
1.             28-11390                           Bonanza Master Fund, Ltd.


                                                         BONANZA CAPITAL LTD
                                                  Managed Assets as of 12/31/2006


                               TITLE OF   CUSIP        VALUE       SHS OR    SH/  PUT/  INVSMT   OTHR          VOTING AUTHORITY
NAME OF ISSUER                 CLASS                   (x$1000)    PRN AMT   PRN  CALL  DSCRTN   MGRS     SOLE        SHARED    NONE

***KHD HUMBOLDT WEDAG          COM        482462108     5,015       125,116  SH         SHARED    1                  125,116
ABRAXAS PETROLEUM CORP         COM        003830106     1,553       502,500  SH         SHARED    1                  502,500
ADVANCED MAGNETICS INC         COM        00753P103     2,345        39,267  SH         SHARED    1                   39,267
ALLION HEALTHCARE INC          COM        019615103     9,995     1,396,000  SH         SHARED    1                1,396,000
ATWOOD OCEANICS INC            COM        050095108       832        17,000  SH         SHARED    1                   17,000
AWARE INC                      COM        05453N100     4,797       900,000  SH         SHARED    1                  900,000
BON-TON STORES INC             COM        09776J101    17,394       502,000  SH         SHARED    1                  502,000
BUILDERS FIRSTSOURCE INC       COM        12008R107     4,814       270,000  SH         SHARED    1                  270,000
CARDIAC SCIENCE CORPORATION    COM        14141A108     2,719       336,900  SH         SHARED    1                  336,900
CASH SYSTEMS INC               COM        14756B102     1,458       200,000  SH         SHARED    1                  200,000
CHAMPPS ENTERTAINMENT INC      COM        158787101     2,220       319,400  SH         SHARED    1                  319,400
CHANNELL COMMERCIAL CORP       COM        159186105     1,782       600,000  SH         SHARED    1                  600,000
CIRRUS LOGIC INC               COM        172755100     2,064       300,000  SH         SHARED    1                  300,000
CONTANGO OIL & GAS COMPANY     COM NEW    21075N204    10,784       452,366  SH         SHARED    1                  452,366
COSTAR GROUP INC               COM        22160N109     1,210        22,600  SH         SHARED    1                   22,600
CYBEX INTERNATIONAL INC        COM        23252E106     4,607       767,800  SH         SHARED    1                  767,800
DXP ENTERPRISES INC NEW        COM NEW    233377407     3,133        89,426  SH         SHARED    1                   89,426
FINISH LINE INC-CL A           CL A       317923100     5,769       404,000  SH         SHARED    1                  404,000
FLOTEK INDS INC                COM        343389102     2,805       100,000  SH         SHARED    1                  100,000
FOCUS ENHANCEMENTS INC         COM        344159108     1,349       865,000  SH         SHARED    1                  865,000
FRIENDLY ICE CREAM CORP        COM        358497105     2,256       184,200  SH         SHARED    1                  184,200
GLENAYRE TECHNOLOGIES INC      COM        377899109     3,840     1,500,000  SH         SHARED    1                1,500,000
GREENFIELD ONLINE INC          COM        395150105     5,720       400,000  SH         SHARED    1                  400,000
HALOZYME THERAPEUTICS INC      COM        40637H109    15,282     1,898,343  SH         SHARED    1                1,898,343
HOME SOLUTIONS OF AMERICA IN   COM        437355100     5,157       880,000  SH         SHARED    1                  880,000
HURCO COMPANIES INC            COM        447324104     2,220        70,000  SH         SHARED    1                   70,000
IBASIS INC                     COM NEW    450732201     2,125       250,000  SH         SHARED    1                  250,000
INFINITY PHARMACEUTICALS INC   COM        45665G303     1,019        82,125  SH         SHARED    1                   82,125
INTERSECTIONS INC              COM        460981301     4,814       455,900  SH         SHARED    1                  455,900
INVESTOOLS INC                 COM        46145P103    17,455     1,265,800  SH         SHARED    1                1,265,800
IXYS CORP DEL                  COM        46600W106     4,450       500,000  SH         SHARED    1                  500,000
KITTY HAWK INC                 COM NEW    498326206     1,316     2,350,000  SH         SHARED    1                2,350,000
KKR FINANCIAL CORP             COM        482476306     3,349       125,000  SH         SHARED    1                  125,000
LEVITT CORPORATION             CL A       52742P108       918        75,000  SH         SHARED    1                   75,000
LIVE NATION INC                COM        538034109       896        40,000  SH         SHARED    1                   40,000
MAUI LAND & PINEAPPLE CO INC   COM        577345101     5,597       165,000  SH         SHARED    1                  165,000
METASOLV SOFTWARE INC          COM        59139P104     3,417       833,333  SH         SHARED    1                  833,333
MOVIE GALLERY INC              COM        624581104       299        85,000  SH         SHARED    1                   85,000
MUELLER WATER PRODUCTS INC     COM SER    624758207     2,462       165,244  SH         SHARED    1                  165,244
OUTDOOR CHANNEL HLDGS INC      COM NEW    690027206     7,761       604,900  SH         SHARED    1                  604,900
PEDIATRIC SERVICES OF AMERIC   COM        705323103     4,543       350,000  SH         SHARED    1                  350,000
PETRO RESOURCES COPORATION     COM        71646K106     5,537     1,963,500  SH         SHARED    1                1,963,500
PETROQUEST ENERGY INC          COM        716748108     1,274       100,000  SH         SHARED    1                  100,000
PORTALPLAYER INC               COM        736187204     4,371       325,000  SH         SHARED    1                  325,000
PREMIER EXIBITIONS INC         COM        74051E102     1,563       250,000  SH         SHARED    1                  250,000
QSGI INC                       COM        74729D106     1,143       900,000  SH         SHARED    1                  900,000
REPUBLIC AWYS HLDGS INC        COM        760276105     3,356       200,000  SH         SHARED    1                  200,000
RIGEL PHARMACEUTICALS INC      COM NEW    766559603     2,671       225,000  SH         SHARED    1                  225,000
RURAL METRO CORP               COM        781748108     6,187       762,000  SH         SHARED    1                  762,000
SANDS REGENT                   COM        800091100       902        60,306  SH         SHARED    1                   60,306
SILICON IMAGE INC              COM        82705T102       636        50,000  SH         SHARED    1                   50,000
SILVERLEAF RESORTS INC         COM        828395103     9,618     2,151,600  SH         SHARED    1                2,151,600
STEWART INFORMATION SERVICES   COM        860372101       780        18,000  SH         SHARED    1                   18,000
SUN HEALTHCARE GROUP INC       COM NEW    866933401    13,653     1,081,000  SH         SHARED    1                1,081,000
SYNTAX BRILLIAN CORPORATION    COM        87163L103     2,682       310,000  SH         SHARED    1                  310,000
TEGAL CORPORATION              COM NEW    879008209     3,179       512,820  SH         SHARED    1                  512,820
TELULAR CORP                   COM NEW    87970T208     6,661     1,825,000  SH         SHARED    1                1,825,000
US Airways Group Inc           COM        90341W108    12,386       230,000  SH         SHARED    1                  230,000
WALTER INDUSTRIES INC NEW      COM        93317Q105     2,705       100,000  SH         SHARED    1                  100,000
WESTWOOD ONE INC               COM        961815107     2,471       350,000  SH         SHARED    1                  350,000
WILLBROS GROUP INC             COM        969199108    11,436       605,100  SH         SHARED    1                  605,100


SK 23214 0001 746593